UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Money Market Fund

August 31, 2015

1.805776.111
NJS-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.6%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/15, VRDN (a)(b)	$1,400,000	$1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.03% 9/8/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	2,500,000	2,500,000
		3,900,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.2% 9/8/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,100,000	2,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.14% 9/1/15, VRDN (a)(b)	2,550,000	2,550,000
Series 1994, 0.14% 9/1/15, VRDN (a)(b)	1,200,000	1,200,000
		3,750,000
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Series 2008, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	18,800,000	18,800,000
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 9/8/15, VRDN (a)	7,500,000	7,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.22% 9/1/15, VRDN (a)	1,700,000	1,700,000
Second Series 1995, 0.25% 9/1/15, VRDN (a)	900,000	900,000
Series 2012, 0.27% 9/1/15, VRDN (a)(b)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 9/8/15, VRDN (a)	300,000	300,000
		11,400,000
Iowa - 1.1%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.01% 9/8/15, VRDN (a)	17,000,000	17,000,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.08% 9/8/15, VRDN (a)(b)	8,000,000	8,000,000
		25,000,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.22% 9/8/15, VRDN (a)	1,000,000	1,000,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 9/8/15, VRDN (a)(b)	1,400,000	1,400,000
New Jersey - 31.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	3,900,000	3,900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 9/1/15, VRDN (a)	7,900,000	7,900,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	25,500,000	25,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.01% 9/8/15, LOC Citibank NA, VRDN (a)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000,000	25,000,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.01% 9/1/15, VRDN (a)	2,450,000	2,450,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	9,950,000	9,950,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	9,870,000	9,870,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	18,800,000	18,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.02% 9/8/15, LOC Royal Bank of Canada, VRDN (a)(b)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.04% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000,000	10,000,000
Series 2006 A, 0.04% 9/8/15, LOC JPMorgan Chase Bank, VRDN(a)(b)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	25,650,000	25,650,000
Participating VRDN:
Series 15 XF0099, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,335,000	4,335,000
Series 15 XF0149, 0.02% 9/8/15 (Liquidity Facility Bank of America NA) (a)(c)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.02% 9/8/15 (Liquidity Facility Bank of America NA) (a)(c)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	46,080,000	46,080,000
Series 2008 C, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	11,875,000	11,875,000
(Barnabas Health Proj.) Series 2011 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	34,910,000	34,910,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	5,005,000	5,005,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	12,750,000	12,750,000
Series 2006 A4, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	4,690,000	4,690,000
Series 2006 A5, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	9,200,000	9,200,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
Series 2004, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	7,315,000	7,315,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	900,000	900,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	28,555,000	28,555,000
(Virtua Health Proj.):
Series 2003 A7, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	2,300,000	2,300,000
Series 2004, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	31,860,000	31,860,000
Series 2009 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	23,340,000	23,340,000
Series 2009 C, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	27,635,000	27,635,000
Series 2009 D, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	18,700,000	18,700,000
Series 2009 E, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	5,500,000	5,500,000
Series 2006 A6, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	2,600,000	2,600,000
Series 2013 B, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	30,260,000	30,260,000
Series 2014 B, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	7,000,000	6,999,975
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	36,510,000	36,510,000
Series 2008 F, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)(b)	52,845,000	52,845,000
Series 2013 5, 0.02% 9/8/15, LOC Citibank NA, VRDN (a)(b)	18,255,000	18,255,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.14% 9/8/15, VRDN (a)	1,300,000	1,300,000
Series 2012 A, 0.14% 9/8/15, VRDN (a)(b)	10,700,000	10,700,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.01% 9/1/15, VRDN (a)	5,575,000	5,575,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.04% 9/8/15 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	10,140,000	10,140,000
Vineland Gen. Oblig. 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	21,155,000	21,155,000
		737,734,975
Pennsylvania, New Jersey - 10.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	46,950,000	46,950,000
Series 2008 B, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	51,170,000	51,170,000
Series 2010 A, 0.01% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	43,745,000	43,745,000
Series 2010 B, 0.02% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	102,040,000	102,040,000
Series 2010 C, 0.01% 9/8/15, LOC Bank of New York, New York, VRDN (a)	9,950,000	9,950,000
		253,855,000
New York - 0.2%
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	4,600,000	4,600,000
New York And New Jersey - 7.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series 15 ZF0203, 0.05% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,675,000	1,675,000
Series BC 11 17B, 0.05% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.06% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)(c)	33,200,000	33,200,000
Series MS 3321, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	4,170,000	4,170,000
Series Putters 1546, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,825,000	13,825,000
Series Putters 2945, 0.05% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,670,000	1,670,000
Series Putters 3162, 0.05% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	22,605,000	22,605,000
Series Putters 3172, 0.05% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	13,505,000	13,505,000
Series Putters 4001 Z, 0.05% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,155,000	7,155,000
Series Putters 4129, 0.05% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,170,000	6,170,000
Series RBC O 19, 0.04% 9/8/15 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,470,000	3,470,000
Series ROC 14086, 0.06% 9/8/15 (Liquidity Facility Citibank NA) (a)(b)(c)	2,160,000	2,160,000
Series ROC II R 14077, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	2,585,000	2,585,000
Series ROC II R 664, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	4,885,000	4,885,000
Series TD 0013, 0.05% 9/8/15 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,375,000	2,375,000
Series 1991 1, 0.1% 9/30/15, VRDN (a)(b)(e)	8,800,000	8,800,000
Series 1991 3, 0.1% 9/30/15, VRDN (a)(b)(e)	9,800,000	9,800,000
Series 1992 1, 0.07% 9/30/15, VRDN (a)(e)	6,800,000	6,800,000
Series 1995 3, 0.1% 9/30/15, VRDN (a)(b)(e)	9,400,000	9,400,000
Series 1995 4, 0.1% 9/30/15, VRDN (a)(b)(e)	10,500,000	10,500,000
Series 1997 2, 0.07% 9/30/15, VRDN (a)(e)	2,000,000	2,000,000
		173,210,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.02% 9/8/15, LOC Cr. Industriel et Commercial, VRDN (a)	2,600,000	2,600,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.01% 9/1/15, VRDN (a)	1,000,000	1,000,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.06% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	1,220,000	1,220,000
		6,220,000
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (a)	1,700,000	1,700,000
Series 2004, 0.27% 9/8/15, VRDN (a)(b)	800,000	800,000
Series 2009 C, 0.3% 9/1/15, VRDN (a)	3,400,000	3,400,000
Series 2010 C, 0.3% 9/1/15, VRDN (a)	5,800,000	5,800,000
		12,800,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 9/8/15, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,261,019,975)		1,261,019,975

Other Municipal Debt - 32.6%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	8,800,000	8,800,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 10/8/15, CP mode	1,800,000	1,800,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 9/28/15, CP mode (b)	1,700,000	1,700,000
0.45% tender 10/8/15, CP mode (b)	3,490,000	3,490,000
Series 1990 A1:
0.5% tender 10/2/15, CP mode (b)	1,500,000	1,500,000
0.5% tender 10/9/15, CP mode (b)	1,700,000	1,700,000
Series 1990 B, 0.47% tender 9/28/15, CP mode	1,300,000	1,300,000
		9,690,000
New Jersey - 24.5%
Avalon Borough Gen. Oblig. BAN 1.5% 2/24/16	5,200,000	5,227,759
Bernardsville Gen. Oblig. BAN 1.25% 10/21/15	6,900,000	6,910,054
Borough of Woodland Park BAN 1.5% 6/3/16	6,789,027	6,840,968
Clark Township Gen. Oblig. BAN 1.25% 3/18/16	9,438,000	9,488,119
Cranford Township Gen. Oblig. BAN 1.25% 1/29/16	8,400,000	8,434,754
Denville Township BAN 1.25% 10/13/15	6,643,580	6,650,970
East Hanover Township BAN 2% 8/19/16	7,503,950	7,609,761
Edgewater Gen. Oblig. BAN Series 2015, 2% 7/22/16	13,438,000	13,631,719
Englewood Gen. Oblig. Bonds 1.25% 12/17/15	1,740,000	1,744,813
Essex County Gen. Oblig.:
BAN Series 2015, 1.25% 9/22/15	24,900,000	24,916,641
Bonds:
Series 2014 A, 2% 9/1/15	1,335,000	1,335,000
Series 2014 B, 2% 9/1/15	110,000	110,000
Florham Park Gen. Oblig. BAN 1.25% 10/22/15	10,500,000	10,512,852
Hoboken Gen. Oblig. BAN Series 2015 A:
1.5% 3/16/16	45,372,943	45,702,075
1.5% 3/16/16	2,440,000	2,456,501
Jefferson Township Gen. Oblig. BAN 2% 6/24/16	6,485,997	6,568,261
Mercer County Gen. Oblig. BAN Series 2015 A, 1.25% 2/11/16	62,500,000	62,812,062
Middlesex County Gen. Oblig. BAN 1.25% 6/3/16	12,300,000	12,390,125
Millburn Township Gen. Oblig. BAN 1.25% 2/5/16	7,291,171	7,321,487
Monroe Township Middlesex County Gen. Oblig.:
BAN 2% 8/5/16	6,500,000	6,598,343
Bonds Series 2015, 3% 8/1/16	1,130,000	1,156,593
Montclair Township Gen. Oblig. BAN:
1.25% 11/6/15	13,043,917	13,068,869
1.25% 11/6/15	2,504,000	2,508,008
Morris Plains BAN 2% 7/1/16	7,400,000	7,490,477
Morris Township Gen. Oblig. Bonds 2% 10/15/15	1,190,000	1,192,607
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2004 I, 5.5% 9/1/15 (Escrowed to Maturity)	3,110,000	3,110,000
Series 2004, 5.5% 6/15/16 (Escrowed to Maturity)	400,000	415,954
Series 2005 K:
5.25% 12/15/15 (Pre-Refunded to 12/15/15 @ 100)	3,370,000	3,419,172
5.25% 12/15/15 (Pre-Refunded to 12/15/15 @ 100)	4,790,000	4,860,470
Series 2005 N, 5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,305,000	1,305,000
Series 2005 N1:
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	2,455,000	2,455,000
5.25% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,100,000	1,100,000
New Jersey Envir. Infrastructure Trust Bonds:
(Fing. Prog.) Series 2011 BR, 5% 9/1/15 (b)	1,000,000	1,000,000
Series 2010 A, 5% 9/1/15	3,610,000	3,610,000
Series 2010 B, 5% 9/1/15	1,365,000	1,365,000
Series 2012 AR, 4% 9/1/15	3,000,000	3,000,000
5% 9/1/15	980,000	980,000
North Brunswick Township Gen. Oblig. BAN Series 2015 A, 2% 7/29/16	23,600,000	23,949,686
North Wildwood Gen. Oblig. BAN 2% 8/25/16	8,400,000	8,499,696
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	24,000,000	24,016,854
Passaic County Gen. Oblig.:
BAN Series 2014 A, 1.25% 12/15/15	50,000,000	50,153,606
Bonds Series 2012, 3% 8/15/16	1,000,000	1,025,293
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.11%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(e)	31,595,000	31,595,000
Ridgewood Gen. Oblig. BAN 2% 6/17/16	7,930,350	8,032,333
Rockaway Township Gen. Oblig. BAN Series 2014, 1.25% 11/20/15	6,223,000	6,237,144
Scotch Plains Township BAN 1.25% 1/15/16	4,142,985	4,158,217
Springfield Township Gen. Oblig. BAN:
1.25% 10/2/15	2,148,251	2,149,831
2% 7/22/16	7,087,600	7,182,144
2% 8/5/16	7,800,000	7,902,717
Township of Bridgewater BAN:
1.25% 9/10/15	6,033,019	6,034,472
2% 8/17/16	17,000,000	17,248,162
Township of Lawrence BAN 2% 7/22/16	8,400,000	8,516,530
Union County Gen. Oblig. BAN 2% 6/24/16	42,900,000	43,479,045
Vernon Township Gen. Oblig. BAN 1.5% 3/25/16	7,200,000	7,245,593
Verona Township Gen. Oblig. BAN 2% 7/22/16	8,671,400	8,793,316
Washington Township Gloucester County Gen. Oblig. BAN Series 2015 A, 1.5% 4/27/16	6,520,200	6,568,956
West Milford Township Gen. Oblig. BAN 1.25% 10/2/15	4,249,300	4,252,790
		576,340,799
New York And New Jersey - 7.2%
Port Auth. of New York & New Jersey:
Bonds:
172nd Series, 5% 10/1/15 (b)	1,000,000	1,003,954
185th Series, 3% 9/1/15 (b)	3,800,000	3,800,000
Series 169, 5% 10/15/15 (b)	2,400,000	2,414,158
3% 10/15/15 (b)	2,565,000	2,573,875
3% 11/1/15 (b)	2,700,000	2,712,799
3% 5/1/16 (b)	2,900,000	2,952,268
4% 12/1/15 (b)	6,240,000	6,299,080
5% 9/1/16 (b)	2,195,000	2,296,630
Series A:
0.07% 9/10/15, CP (b)	6,300,000	6,300,000
0.07% 10/1/15, CP (b)	2,900,000	2,900,000
0.08% 12/3/15, CP (b)	22,965,000	22,965,000
0.08% 12/10/15, CP (b)	15,020,000	15,020,000
0.08% 12/16/15, CP (b)	6,120,000	6,120,000
0.1% 10/5/15, CP (b)	5,695,000	5,695,000
0.1% 10/19/15, CP (b)	6,500,000	6,500,000
0.1% 10/27/15, CP (b)	3,400,000	3,400,000
0.1% 11/17/15, CP (b)	19,575,000	19,575,000
0.1% 11/24/15, CP (b)	6,500,000	6,500,000
Series B:
0.06% 12/16/15, CP	17,760,000	17,760,000
0.07% 10/1/15, CP	6,500,000	6,500,000
0.08% 10/7/15, CP	2,000,000	2,000,000
0.08% 12/8/15, CP	2,900,000	2,900,000
0.1% 11/17/15, CP	21,095,000	21,095,000
		169,282,764
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996:
0.45% tender 10/8/15, CP mode (b)	1,000,000	1,000,000
0.45% tender 10/8/15, CP mode (b)	900,000	900,000
		1,900,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $767,813,563)		767,813,563
	Shares	Value

Investment Company - 11.8%
Fidelity Municipal Cash Central Fund, 0.02% (f)(g)
(Cost $278,459,000)	278,459,000	278,459,000
TOTAL INVESTMENT PORTFOLIO - 98.0%
(Cost $2,307,292,538)		2,307,292,538
NET OTHER ASSETS (LIABILITIES) - 2.0%		45,985,455
NET ASSETS - 100%		$2,353,277,993

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,895,000 or 3.4% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.1% 9/30/15, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.1% 9/30/15, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.07% 9/30/15, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.1% 9/30/15, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.1% 9/30/15, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.07% 9/30/15, VRDN	10/26/12 - 11/8/13	$2,000,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.11%, tender 9/3/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15	$31,595,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$96,231
Total	$96,231

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2015, the Cost for Federal Income Tax Purposes was $2,307,292,538.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey AMT Tax-Free Money Market Fund

August 31, 2015

1.805778.111
SNJ-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.1%
	Principal Amount	Value
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 9/8/15, VRDN (a)	$1,500,000	$1,500,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.1% 9/8/15, VRDN (a)	200,000	200,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 9/8/15, VRDN (a)	1,100,000	1,100,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 9/8/15, VRDN (a)	200,000	200,000
		1,300,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.21% 9/8/15, VRDN (a)	300,000	300,000
Series 2010 B1, 0.22% 9/8/15, VRDN (a)	1,500,000	1,500,000
		1,800,000
New Jersey - 30.2%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.01% 9/1/15, VRDN (a)	2,650,000	2,650,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	3,740,000	3,740,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.01% 9/8/15, LOC Citibank NA, VRDN (a)	5,400,000	5,400,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	21,475,000	21,475,000
Series 2008 C, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	19,835,000	19,835,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	705,000	705,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	4,835,000	4,835,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	955,000	955,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	6,630,000	6,630,000
(Virtua Health Proj.):
Series 2004, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	2,820,000	2,820,000
Series 2009 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	3,800,000	3,800,000
Series 2009 D, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	2,400,000	2,400,000
Series 2013 B, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	6,200,000	6,200,000
Series 2014 B, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	8,000,000	8,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.14% 9/8/15, VRDN (a)	1,800,000	1,800,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (ExxonMobil Proj.) Series 1989, 0.01% 9/1/15, VRDN (a)	2,475,000	2,475,000
		103,020,000
Pennsylvania, New Jersey - 16.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Series 2008 B, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	21,730,000	21,729,997
Series 2010 A, 0.01% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	7,100,000	7,100,000
Series 2010 B, 0.02% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	20,255,000	20,255,000
Series 2010 C, 0.01% 9/8/15, LOC Bank of New York, New York, VRDN (a)	3,890,000	3,890,000
		55,074,997
New York - 0.3%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.05% 9/8/15, LOC RBS Citizens NA, VRDN (a)	965,000	965,000
New York And New Jersey - 7.3%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3249, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	500,000	500,000
Series MS 3264, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,650,000	7,650,000
Series 1992 2, 0.07% 9/30/15, VRDN (a)(c)	6,400,000	6,400,000
Series 1997 1, 0.07% 9/30/15, VRDN (a)(c)	6,900,000	6,900,000
Series 1997 2, 0.07% 9/30/15, VRDN (a)(c)	3,600,000	3,600,000
		25,050,000
North Carolina - 0.2%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.02% 9/8/15, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.3% 9/1/15, VRDN (a)	1,800,000	1,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $191,309,997)		191,309,997

Other Municipal Debt - 29.3%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,300,000	1,300,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 9/18/15, CP mode	100,000	100,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 10/8/15, CP mode	1,600,000	1,600,000
New Jersey - 23.1%
Avalon Borough Gen. Oblig. BAN 1.5% 2/24/16	800,000	804,271
Bernardsville Gen. Oblig. BAN 1.25% 10/21/15	1,081,200	1,082,775
Borough of Woodland Park BAN 1.5% 6/3/16	1,000,000	1,007,651
Burlington County Gen. Oblig. Bonds Series 2015 A, 2% 5/1/16	1,488,000	1,504,940
Clark Township Gen. Oblig. BAN 1.25% 3/18/16	1,400,000	1,407,434
Cranford Township Gen. Oblig. BAN 1.25% 1/29/16	1,300,000	1,305,379
Denville Township BAN 1.25% 10/13/15	1,100,000	1,101,224
East Hanover Township BAN 2% 8/19/16	1,100,000	1,115,511
Edgewater Gen. Oblig. BAN Series 2015, 2% 7/22/16	2,000,000	2,028,832
Essex County Gen. Oblig.:
BAN Series 2015, 1.25% 9/22/15	3,600,000	3,602,406
Bonds Series 2014 D, 2% 9/1/15	250,000	250,000
Florham Park Gen. Oblig. BAN 1.25% 10/22/15	1,610,000	1,611,971
Hoboken Gen. Oblig. BAN Series 2015 A:
1.5% 3/16/16	5,100,000	5,136,995
1.5% 3/16/16	400,000	402,705
Jefferson Township Gen. Oblig. BAN 2% 6/24/16	1,000,000	1,012,683
Mercer County Gen. Oblig. BAN Series 2015 A, 1.25% 2/11/16	8,200,000	8,240,943
Middlesex County Gen. Oblig. BAN 1.25% 6/3/16	1,900,000	1,913,922
Millburn Township Gen. Oblig. BAN 1.25% 2/5/16	1,130,000	1,134,698
Monmouth County Bonds:
Series 2007, 5% 9/15/15	1,630,000	1,633,030
Series 2012, 4% 1/15/16	5,425,000	5,502,859
Monroe Township Middlesex County Gen. Oblig. BAN 2% 8/5/16	1,000,000	1,015,130
Montclair Township Gen. Oblig. BAN:
1.25% 11/6/15	2,000,000	2,003,826
1.25% 11/6/15	400,000	400,640
Morris Plains BAN 2% 7/1/16	1,100,000	1,113,449
New Jersey Envir. Infrastructure Trust Bonds Series 2012 AR, 4% 9/1/15	1,000,000	1,000,000
North Wildwood Gen. Oblig. BAN 2% 8/25/16	1,210,000	1,224,361
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	3,800,000	3,802,669
Passaic County Gen. Oblig. BAN Series 2014 A, 1.25% 12/15/15	7,988,000	8,012,540
Ridgewood Gen. Oblig. BAN 2% 6/17/16	1,200,000	1,215,432
Rockaway Township Gen. Oblig. BAN Series 2014, 1.25% 11/20/15	1,000,000	1,002,273
Scotch Plains Township BAN 1.25% 1/15/16	600,000	602,206
Springfield Township Gen. Oblig. BAN:
1.25% 10/2/15	1,000,000	1,000,736
2% 7/22/16	1,000,000	1,013,339
2% 8/5/16	1,107,000	1,121,578
Township of Bridgewater BAN:
1.25% 9/10/15	1,000,000	1,000,241
2% 8/17/16	2,484,701	2,520,972
Township of Lawrence BAN 2% 7/22/16	1,225,000	1,241,994
Union County Gen. Oblig. BAN 2% 6/24/16	3,400,000	3,445,621
Vernon Township Gen. Oblig. BAN 1.5% 3/25/16	1,085,871	1,092,747
Verona Township Gen. Oblig. BAN 2% 7/22/16	1,300,000	1,318,277
Washington Township Gloucester County Gen. Oblig. BAN Series 2015 A, 1.5% 4/27/16	1,000,000	1,007,478
West Milford Township Gen. Oblig. BAN 1.25% 10/2/15	1,000,000	1,000,821
		78,956,559
New York And New Jersey - 5.3%
Port Auth. of New York & New Jersey Series B:
0.06% 12/16/15, CP	2,600,000	2,600,000
0.07% 10/1/15, CP	2,000,000	2,000,000
0.08% 9/18/15, CP	2,595,000	2,595,000
0.08% 10/7/15, CP	7,480,000	7,480,000
0.08% 12/8/15, CP	400,000	400,000
0.1% 11/17/15, CP	3,100,000	3,100,000
		18,175,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $100,131,559)		100,131,559
	Shares	Value

Investment Company - 5.3%
Fidelity Tax-Free Cash Central Fund, 0.01% (d)(e)	18,030,000	18,030,000
(Cost $18,030,000)
TOTAL INVESTMENT PORTFOLIO - 90.7%
(Cost $309,471,556)		309,471,556
NET OTHER ASSETS (LIABILITIES) - 9.3%		31,864,088
NET ASSETS - 100%		$341,335,644

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,900,000 or 5.0% of net assets.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.07% 9/30/15, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.07% 9/30/15, VRDN	8/9/02	$6,900,000
Port Auth. of New York & New Jersey Series 1997 2, 0.07% 9/30/15, VRDN	9/15/97	$3,600,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$8,555
Total	$8,555

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2015 the cost for Federal Income Tax Purposes was $309,471,556.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Money Market Fund

August 31, 2015

1.805761.111
CTM-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.0%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/15, VRDN (a)(b)	$1,100,000	$1,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.07% 9/8/15, VRDN (a)	5,750,000	5,750,000
		6,850,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 9/8/15, VRDN (a)	900,000	900,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.2% 9/8/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,600,000	1,600,000
Connecticut - 42.9%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.02% 9/8/15, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.34% 9/8/15, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.29% 9/8/15, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.03% 9/8/15 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000,000	2,000,000
Series MT 842, 0.02% 9/8/15 (Liquidity Facility Bank of America NA) (a)(c)	6,425,000	6,425,000
Series Putters 3996, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series Putters 4382, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,630,000	6,630,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	13,700,000	13,700,000
(Gaylord Hosp. Proj.) Series B, 0.07% 9/8/15, LOC Bank of America NA, VRDN (a)	16,280,000	16,280,000
(Greenwich Hosp. Proj.) Series C, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	29,040,000	29,040,000
(Griffin Hosp. Proj.) Series C, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	20,275,000	20,275,000
(Hamden Hall Country Day School Proj.) Series A, 0.09% 9/8/15, LOC RBS Citizens NA, VRDN (a)	16,160,000	16,160,000
(Hosp. for Spl. Care Proj.) Series E, 0.01% 9/8/15, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,850,000	5,850,000
(Masonicare Corp. Proj.) Series C, 0.04% 9/8/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	68,310,000	68,310,000
(Ridgefield Academy Proj.) Series A, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	9,620,000	9,620,000
(Sacred Heart Univ. Proj.) Series F, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	17,635,000	17,635,000
(Trinity College Proj.) Series L, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	9,330,000	9,330,000
(Wesleyan Univ. Proj.) Series H, 0.01% 9/8/15, VRDN (a)	14,605,000	14,605,000
(Yale Univ. Proj.):
Series U2, 0.01% 9/8/15, VRDN (a)	16,310,000	16,310,000
Series V2, 0.01% 9/1/15, VRDN (a)	10,840,000	10,840,000
Participating VRDN:
Series 15 XF0091, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,635,000	5,635,000
Series BA 15 XF0247, 0.06% 9/8/15 (Liquidity Facility Bank of America NA) (a)(c)	4,500,000	4,500,000
Series Putters 2861, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,400,000	6,400,000
Series Putters 2862, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,800,000	1,800,000
Series ROC II R 11854, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	12,910,000	12,910,000
Series 2007 B, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	11,595,000	11,595,000
Series 2007 D, 0.07% 9/8/15, LOC Bank of America NA, VRDN (a)	9,950,000	9,950,000
Series 2011 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	71,085,000	71,085,000
Series 2013 H, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	6,000,000	6,000,000
Series 2013 O, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	50,000,000	50,000,000
Series 2014 C, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	65,695,000	65,695,000
Series 2014 D, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	39,645,000	39,645,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 0.02% 9/8/15, LOC HSBC Bank U.S.A., NA, VRDN (a)	9,690,000	9,690,000
Series 2010, 0.02% 9/8/15, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,700,000	3,700,000
(Hsg. Mtg. Fin. Prog.):
Series 2012 D3, 0.02% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	11,805,000	11,805,000
Series 2013 B5, 0.02% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	1,350,000	1,350,000
Series 2008 E, 0.04% 9/8/15 (Liquidity Facility Bank of America NA), VRDN (a)(b)	67,700,000	67,700,000
Series 2011 C1, 0.02% 9/8/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,225,000	2,225,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	23,450,000	23,450,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	8,500,000	8,499,982
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	33,295,000	33,295,000
		740,534,982
Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.25% 9/1/15, VRDN (a)	600,000	600,000
Series 2013, 0.23% 9/8/15, VRDN (a)	5,500,000	5,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 9/8/15, VRDN (a)	1,700,000	1,700,000
		7,800,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.22% 9/8/15, VRDN (a)	3,300,000	3,300,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 9/8/15, VRDN (a)(b)	1,100,000	1,100,000
New York - 1.3%
New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	22,500,000	22,500,000
Texas - 0.6%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,600,000	1,600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (a)	3,100,000	3,100,000
Series 2009 A, 0.3% 9/1/15, VRDN (a)	1,400,000	1,400,000
Series 2009 C, 0.3% 9/1/15, VRDN (a)	1,600,000	1,600,000
Series 2010 B, 0.3% 9/1/15, VRDN (a)	800,000	800,000
Series 2010 C, 0.3% 9/1/15, VRDN (a)	1,320,000	1,320,000
		9,820,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $794,404,982)		794,404,982

Other Municipal Debt - 42.0%
Connecticut - 41.4%
Bethel Gen. Oblig. BAN 1.5% 5/18/16	9,405,000	9,486,420
Brookfield Gen. Oblig. BAN Series 2014 A, 1.5% 11/19/15	9,315,000	9,341,342
Clinton Gen. Oblig. BAN 1.25% 2/9/16	26,000,000	26,125,925
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.5% tender 10/2/15, CP mode	8,500,000	8,500,000
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	22,980,000	23,347,918
Series 2001 C:
5.5% 12/15/15	1,000,000	1,015,479
5.5% 12/15/15	3,500,000	3,553,202
Series 2005 D, 5% 11/15/15	1,500,000	1,515,225
Series 2006 D, 5% 11/1/15	2,870,000	2,892,976
Series 2006 F, 3.625% 12/1/15	680,000	685,621
Series 2007 B, 5% 5/1/16	1,935,000	1,995,270
Series 2010 B, 5% 12/1/15	275,000	278,235
Series 2010 C, 5% 12/1/15	2,600,000	2,630,974
Series 2011 E, 5% 11/1/15	16,530,000	16,663,569
Series 2012 A, 0.55% 4/15/16 (a)	4,300,000	4,311,323
Series 2012 D, 0.31% 9/15/15 (a)	11,600,000	11,601,074
Series 2013 A:
0.1% 7/1/16 (a)	33,945,000	33,945,000
0.25% 3/1/16 (a)	2,000,000	2,001,479
2% 10/15/15	23,430,000	23,482,168
Series 2014 A, 0.06% 1/1/16 (a)	4,500,000	4,500,000
Series 2014 C:
3% 12/15/15	1,390,000	1,401,109
4% 6/15/16	13,000,000	13,375,936
5% 12/15/15	7,000,000	7,098,205
Series 2015 A, 2% 3/15/16	17,700,000	17,868,295
Series 2015 B, 2% 6/15/16	17,500,000	17,733,100
Series 2015 D, 0.1% 6/15/16 (a)	18,100,000	18,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series S1:
0.03% tender 9/2/15, CP mode	15,000,000	15,000,000
0.03% tender 9/4/15, CP mode	3,200,000	3,200,000
0.03% tender 9/8/15, CP mode	17,900,000	17,900,000
0.03% tender 9/9/15, CP mode	17,775,000	17,775,000
Series S2:
0.02% tender 9/2/15, CP mode	18,300,000	18,300,000
0.02% tender 9/3/15, CP mode	13,640,000	13,640,000
0.03% tender 10/1/15, CP mode	19,700,000	19,700,000
Series MS 06 1884, 0.18%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.) (a)(c)(d)	11,570,000	11,552,895
Series N, 5% 11/1/15	1,000,000	1,008,066
Connecticut Hsg. Fin. Auth. Bonds:
Series 2014 D, 0.3% 11/15/15 (b)	750,000	750,000
Series 2015 C2, 0.35% 5/15/16 (b)	1,815,000	1,815,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2008 A, 5% 11/1/15	1,150,000	1,159,204
Series 2009 1, 5% 2/1/16	9,870,000	10,064,585
Series 2009 A, 4% 12/1/15	550,000	555,206
Series 2010 A, 5% 11/1/15	4,235,000	4,268,669
Series 2011 B, 5% 12/1/15	7,500,000	7,589,421
Series 2012 A, 5% 1/1/16	4,500,000	4,571,879
Series 2013 A, 4% 10/1/15	19,140,000	19,200,814
Series 2014 A, 2% 9/1/15	10,000,000	10,000,000
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2008 A, 5% 2/1/16	1,665,000	1,698,502
Series 2011 A, 4% 1/1/16	800,000	809,854
Danbury Gen. Oblig.:
BAN Series 2015, 2% 7/21/16	18,000,000	18,266,944
Bonds Series 2010 B, 5% 7/1/16	1,050,000	1,090,194
East Hampton Gen. Oblig. BAN 1.25% 12/18/15	16,415,000	16,464,873
Enfield Gen. Oblig. BAN Series 2015 B, 2% 8/10/16	5,000,000	5,075,350
Fairfield Gen. Oblig. BAN 2% 7/14/16	15,000,000	15,220,066
Greenwich Gen. Oblig. Bonds Series 2015, 5% 1/15/16	6,845,000	6,968,516
Griswold Gen. Oblig. BAN 1.5% 2/2/16	5,550,000	5,578,240
Guilford Gen. Oblig. Bonds Series 2015, 4% 8/1/16	1,710,000	1,767,269
Hartford County Metropolitan District Gen. Oblig.:
BAN Series B, 5% 11/4/15	32,000,000	32,273,096
Bonds 4% 5/1/16	2,105,000	2,157,356
Ledyard Gen. Oblig. BAN 2% 5/25/16	7,855,000	7,947,713
Milford Gen. Oblig. BAN:
1% 11/9/15	15,580,000	15,605,103
1.25% 11/9/15	1,810,000	1,813,688
Naugatuck Gen. Oblig. BAN 1% 9/24/15	16,000,000	16,008,998
New Milford Gen. Oblig.:
BAN 1% 1/28/16	9,505,000	9,535,736
Bonds Series 2004, 5% 1/15/16	1,025,000	1,043,375
Redding Gen. Oblig. BAN 1% 3/16/16	10,574,000	10,614,899
Ridgefield Gen. Oblig. BAN 1% 12/15/15	5,000,000	5,011,625
Rocky Hill Gen. Oblig. BAN 1.25% 2/25/16	14,500,000	14,568,263
South Windsor Gen. Oblig. BAN 1.25% 2/17/16	7,160,000	7,195,736
Southington Gen. Oblig. BAN 1.5% 1/26/16	12,000,000	12,065,132
Stamford Gen. Oblig. Bonds:
Series 2011 B, 5% 12/15/15	1,000,000	1,013,898
Series 2013, 2% 2/1/16	2,000,000	2,015,108
Series 2015 B, 5% 8/1/16	3,250,000	3,388,808
Tolland Gen. Oblig. BAN 1.5% 10/21/15	4,910,000	4,918,856
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2010 A, 5% 2/15/16	675,000	689,142
Series 2015 A, 1% 2/15/16	11,005,000	11,045,975
Vernon Gen. Oblig. BAN Series 2015, 1.5% 8/4/16	6,350,000	6,415,977
Watertown Gen. Oblig. BAN 1.25% 3/24/16	6,700,000	6,738,941
West Hartford Gen. Oblig. Bonds Series 2008 A, 3.25% 1/15/16	1,000,000	1,010,943
Windham Gen. Oblig. BAN 1.25% 3/8/16	4,675,000	4,696,685
Windsor Locks Gen. Oblig. BAN 1.5% 3/24/16	9,710,000	9,771,904
Wolcott Gen. Oblig. BAN 1.25% 10/22/15	13,050,000	13,069,473
		715,056,822
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	6,500,000	6,500,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 9/18/15, CP mode	700,000	700,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/23/15, CP mode (b)	1,500,000	1,500,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 10/8/15, CP mode (b)	700,002	700,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $724,456,822)		724,456,822
	Shares	Value

Investment Company - 11.7%
Fidelity Municipal Cash Central Fund, 0.02% (e)(f)
(Cost $202,838,998)	202,838,998	202,838,998
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,721,700,802)		1,721,700,802
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,341,606
NET ASSETS - 100%		$1,727,042,408

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,552,895 or 0.7% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series MS 06 1884, 0.18%, tender 2/4/16 (Liquidity Facility Wells Fargo & Co.)	2/19/15 - 5/15/15	$11,552,627

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$70,926
Total	$70,926

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2015 the cost of investment securities for income tax purposes was $1,721,700,802.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015